Equity-Based Compensation (Details) - Schedule of Stock Option Activity - Equity Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activity [Line Items]
Number of Options, Balance beginning	446,559
Weighted Average Exercise Price, Balance beginning	$ 8.88	$ 9.67	$ 9.86
Weighted Average Remaining Contract Term, Balance beginning	8 years 29 days		8 years 2 months 4 days
Number of Options, Granted		1,500,000	701,893
Weighted Average Exercise Price, Granted
Weighted Average Remaining Contract Term, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contract Term, Exercised
Number of Options, Forfeited		(2,628,333)	(957,001)
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contract Term, Forfeited
Number of Options, Balance ending	446,559	446,559
Weighted Average Exercise Price, Balance ending	$ 8.88	$ 8.88	$ 9.67
Weighted Average Remaining Contract Term, Balance ending	7 years 9 months 29 days
Number of Options, Exercisable	71,559	71,559
Weighted Average Exercise Price, Exercisable	$ 3.03	$ 3.03
Weighted Average Remaining Contract Term, Exercisable	8 years 5 months 1 day	8 years 8 months 1 day